Cash flow from operations	12 Months Ended
Jun. 30, 2021
Cash flow from operations
Cash flow from operations
31	Cash flow from operations

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Earnings/(loss) before interest and tax (EBIT)		16 619	(111 926)	8 434
Adjusted for
share of (profits)/losses of equity accounted investments	22	(814)	347	(1 074)
equity-settled share-based payment	36	1 927	1 946	1 659
depreciation and amortisation		17 644	22 327	17 814
effect of remeasurement items	10	23 218	111 978	20 062
movement in long-term provisions
income statement charge	33	(3)	(2 208)	430
utilisation	33	(388)	(734)	(1 099)
movement in short-term provisions		2 839	39	(3)
movement in post-retirement benefits		880	733	635
translation effects		(5 047)	6 098	(199)
write-down of inventories to net realisable value		83	384	371
movement in financial assets and liabilities		(4 225)	3 990	864
movement in other receivables and payables		(240)	3 057	601
other non-cash movements		(225)	515	493
		52 268	36 546	48 988